Related-Party Transactions, Summary of Affiliate Transactions (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
		Feb. 14, 2017	Feb. 03, 2017	Jan. 18, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event
Revenues					$ 715	$ 615	$ 497
Operating and maintenance expenses					166	135	111
Imbalance settlement gains and reimbursements from Tesoro	[1]				(24)	(42)	(43)
General and administrative expenses					69	72	39
Imbalance settlement gains					(7)	(8)	(17)
Reimbursements from Tesoro					17	34	26
Quarterly cash distributions, including IDRs					$ (245)	$ (148)	$ (87)
Subsequent Event
Subsequent Event
Cash distributions paid per unit				$ 0.91
Cash distribution to Tesoro		$ 140		$ 77
Date of distribution		Feb. 14, 2017
Distribution Made to Limited Partner, Declaration Date			Feb. 03, 2017	Jan. 18, 2017

[1]	Includes net imbalance settlement gains of $7 million, $8 million and $17 million in the years ended December 31, 2016, 2015 and 2014, respectively. Also includes reimbursements primarily related to pressure testing and repairs and maintenance costs pursuant to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement of $17 million, $34 million and $26 million in the years ended December 31, 2016, 2015 and 2014, respectively.